Document and Entity Information	Oct. 17, 2019
Entity Listings [Line Items]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Oct. 17, 2019
Entity Registrant Name	Morgan Stanley
Entity Incorporation, State or Country Code	DE
Entity File Number	1-11758
Entity Tax Identification Number	36-3145972
Entity Address, Address Line One	1585 Broadway
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10036
City Area Code	212
Local Phone Number	761-4000
Entity Information, Former Legal or Registered Name	Not Applicable
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Entity Central Index Key	0000895421
New York Stock Exchange [Member] | Common Stock, $0.01 par value [Member]
Entity Listings [Line Items]
Title of 12(b) Security	Common Stock, $0.01 par value
Trading Symbol	MS
Security Exchange Name	NYSE
New York Stock Exchange [Member] | Non-Cumulative Preferred Stock, Series A, $0.01 par value [Member]
Entity Listings [Line Items]
Title of 12(b) Security	Non-Cumulative Preferred Stock, Series A, $0.01 par value
Trading Symbol	MS/PA
Security Exchange Name	NYSE
New York Stock Exchange [Member] | Non-Cumulative Preferred Stock, Series E, $0.01 par value [Member]
Entity Listings [Line Items]
Title of 12(b) Security	Non-Cumulative Preferred Stock, Series E, $0.01 par value
Trading Symbol	MS/PE
Security Exchange Name	NYSE
New York Stock Exchange [Member] | Non-Cumulative Preferred Stock, Series F, $0.01 par value [Member]
Entity Listings [Line Items]
Title of 12(b) Security	Non-Cumulative Preferred Stock, Series F, $0.01 par value
Trading Symbol	MS/PF
Security Exchange Name	NYSE
New York Stock Exchange [Member] | Non-Cumulative Preferred Stock, Series G, $0.01 par value [Member]
Entity Listings [Line Items]
Title of 12(b) Security	Non-Cumulative Preferred Stock, Series G, $0.01 par value
Trading Symbol	MS/PG
Security Exchange Name	NYSE
New York Stock Exchange [Member] | Non-Cumulative Preferred Stock, Series I, $0.01 par value [Member]
Entity Listings [Line Items]
Title of 12(b) Security	Non-Cumulative Preferred Stock, Series I, $0.01 par value
Trading Symbol	MS/PI
Security Exchange Name	NYSE
New York Stock Exchange [Member] | Non-Cumulative Preferred Stock, Series K, $0.01 par value [Member]
Entity Listings [Line Items]
Title of 12(b) Security	Non-Cumulative Preferred Stock, Series K, $0.01 par value
Trading Symbol	MS/PK
Security Exchange Name	NYSE
New York Stock Exchange [Member] | Global Medium-Term Notes, Series A, Fixed Rate Step-Up Senior Notes Due 2026 [Member]
Entity Listings [Line Items]
Title of 12(b) Security	Global Medium-Term Notes, Series A, Fixed Rate Step-Up Senior Notes Due 2026
Trading Symbol	MS/26C
Security Exchange Name	NYSE
NYSE Arca, Inc. [Member] | Market Vectors ETNs due March 31, 2020 (two issuances) [Member]
Entity Listings [Line Items]
Title of 12(b) Security	Market Vectors ETNs due March 31, 2020 (two issuances)
Trading Symbol	URR/DDR
Security Exchange Name	NYSEArca
NYSE Arca, Inc. [Member] | Market Vectors ETNs due April 30, 2020 (two issuances) [Member]
Entity Listings [Line Items]
Title of 12(b) Security	Market Vectors ETNs due April 30, 2020 (two issuances)
Trading Symbol	CNY/INR
Security Exchange Name	NYSEArca
NYSE Arca, Inc. [Member] | Morgan Stanley Cushing(R) MLP High Income Index ETNs due March 21, 2031 [Member]
Entity Listings [Line Items]
Title of 12(b) Security	Morgan Stanley Cushing® MLP High Income Index ETNs due March 21, 2031
Trading Symbol	MLPY
Security Exchange Name	NYSEArca